Federated Hermes Treasury Obligations Fund Average Annual Total Returns - Cash Management Shares [Member] - CMS	12 Months Ended	18 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent	4.61%	4.66%
Performance Inception Date		Jul. 03, 2023